Schedule of investments
Macquarie Tax-Free Idaho Fund	November 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.68%
Education Revenue Bonds — 21.99%
Boise, Idaho State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	$ 512,015
Series A 5.00% 4/1/48	435,000	448,624
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,275,000	1,275,650
(Alturas International Academy Project) 4.00% 5/1/52	1,500,000	1,333,155
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	710,242
Series A 3.00% 5/1/41	3,150,000	2,623,604
Series A 4.00% 5/1/56	1,585,000	1,413,297
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	951,100
Series A 144A 6.00% 7/1/39 #	370,000	384,182
Series A 144A 6.00% 7/1/49 #	595,000	611,506
Series A 144A 6.00% 7/1/54 #	570,000	584,130
(Gem Prep: Meridian Project) Series A 4.00% 5/1/57	1,000,000	890,170
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	315,239
Series A 4.00% 5/1/50	520,000	464,703
Series A 4.00% 5/1/55	305,000	266,174
Series A 144A 5.00% 12/1/38 #	2,050,000	2,060,086
Series A 144A 5.00% 12/1/46 #	1,000,000	1,000,710
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	1,000,000	812,570
(North Star Charter School)
Series A 6.75% 7/1/48	529,151	540,951
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	556,836
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,000,000	2,693,250
Series A 4.00% 5/1/55	1,100,000	964,744
(Victory Charter School Project) Series A 144A 5.00% 7/1/39 #	1,500,000	1,501,290
(White Pine Charter School Project) Series A 5.75% 5/1/58	1,000,000	1,063,780
Idaho State University General Revenue
Series A 4.00% 4/1/37	350,000	359,261
Series A 4.50% 4/1/52	1,750,000	1,809,168
Series A 5.25% 4/1/42	605,000	674,726
NQ- VF [1124] 0125 (4133320)    1

Schedule of investments
Macquarie Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho State University Revenue
3.00% 4/1/49	1,700,000	$ 1,377,221
4.00% 4/1/29	275,000	278,440
The Regents of The University of Idaho General Revenue
Series A 4.00% 4/1/45 (BAM)	700,000	703,612
Series A 5.00% 4/1/35 (AGM)	705,000	780,259
University of Idaho Revenue
Unrefunded Series A 5.00% 4/1/41	340,000	357,360
		30,318,055
Electric Revenue Bonds — 5.56%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,001,340
Idaho Energy Resources Authority Revenue
(Idaho Falls Power Project)
5.00% 9/15/38	1,500,000	1,711,935
5.00% 9/15/39	2,000,000	2,271,560
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	39,375
Series AAA 5.25% 7/1/25 ‡	45,000	23,625
Series CCC 5.25% 7/1/27 ‡	345,000	181,125
Series WW 5.00% 7/1/28 ‡	320,000	168,000
Series WW 5.50% 7/1/38 ‡	1,500,000	787,500
Series XX 4.75% 7/1/26 ‡	50,000	26,250
Series XX 5.25% 7/1/40 ‡	595,000	312,375
Series XX 5.75% 7/1/36 ‡	175,000	91,875
Series ZZ 4.75% 7/1/27 ‡	40,000	21,000
Series ZZ 5.25% 7/1/25 ‡	60,000	31,500
		7,667,460
Healthcare Revenue Bonds — 13.56%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,000,000	2,007,280
(St. Luke's Health System Project)
3.00% 3/1/51 (BAM)	3,300,000	2,661,318
4.00% 3/1/46 (BAM)	500,000	502,335
4.00% 3/1/51 (BAM)	2,210,000	2,210,243
Series A 3.00% 3/1/51	3,000,000	2,332,290
Series A 4.00% 3/1/46	1,050,000	1,036,329
2    NQ- VF [1124] 0125 (4133320)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	3,900,000	$ 3,884,478
Series ID 5.00% 12/1/46	750,000	767,370
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	435,000	432,059
Series A 5.25% 11/15/37	1,005,000	899,334
Series A 5.25% 11/15/47	1,130,000	913,368
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 5.00% 9/1/43	1,000,000	1,053,820
		18,700,224
Housing Revenue Bonds — 7.23%
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,052,844
Series A 3.125% 7/1/54	2,000,000	1,477,840
Idaho Housing & Finance Association Revenue
Series A 4.50% 1/21/49	189,791	190,347
(Taxable) Series C 5.945% 7/1/55	1,000,000	1,014,880
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 4.65% 1/1/54	2,985,000	3,008,910
Series A 4.75% 1/1/48	1,000,000	1,035,600
Series C 3.00% 1/1/43 (FHA)	400,000	351,128
Series C 4.80% 7/1/53	1,795,000	1,834,759
		9,966,308
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.60%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	30,000,000	2,008,800
Idaho Energy Resources Authority Revenue
(Idaho Falls Power Project) 5.00% 9/15/37	825,000	943,091
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Schedule of investments
Macquarie Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Power County, Idaho Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	$ 2,006,460
		4,958,351
Lease Revenue Bonds — 8.63%
Boise, Idaho Urban Renewal Agency Revenue
5.00% 12/15/31	750,000	775,192
5.00% 12/15/32	750,000	774,743
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	2,000,000	2,016,880
Idaho Fish & Wildlife Foundation Revenue
(Idaho Department of Fish & Game Headquarters Office Project) 4.00% 12/1/39	1,040,000	1,060,280
(Idaho Department of Fish & Game Nampa Regional Office Project) 5.00% 12/1/41	200,000	210,838
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Project)
Series A 6.50% 2/1/26	420,000	420,672
Series A 7.00% 2/1/36	1,500,000	1,502,865
Idaho Housing & Finance Association Revenue
Series A 4.00% 7/15/39	3,060,000	3,109,174
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	1,290,000	1,277,048
Nez Perce County, Idaho Annual Appropriation Certificates of Participation Revenue
5.00% 3/1/52	710,000	748,525
		11,896,217
Local General Obligation Bonds — 6.95%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/34	1,000,000	1,042,460
5.00% 8/1/35	1,160,000	1,208,013
5.00% 8/1/36	500,000	519,945
Canyon County, Idaho School District No. 139 Vallivue
5.00% 9/15/42	1,000,000	1,115,190
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Canyon County, Idaho School District No. 139 Vallivue
5.00% 9/15/43	2,000,000	$ 2,221,920
City of Ketchum, Idaho
2.125% 9/15/41	500,000	358,560
Idaho Bond Bank Authority
Series A 4.00% 9/15/33	530,000	542,598
Series A 4.00% 9/15/37	1,000,000	1,013,450
Series C 5.00% 9/15/42	500,000	519,215
Nez Perce County, Idaho Independent School DistrictNo. 1
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/36	1,000,000	1,041,720
		9,583,071
Pre-Refunded Bonds — 1.21%
Ada & Canyon Counties, Idaho Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/35-27 §	1,100,000	1,157,189
Idaho State Building Authority Revenue
(State Office Campus Project) Series A 4.00% 9/1/48-27 §	500,000	517,595
		1,674,784
Resource Recovery Revenue Bond — 0.30%
Idawy, Idaho Solid Waste District Revenue
Series A 3.00% 1/1/50	550,000	411,582
		411,582
Special Tax Revenue Bonds — 22.22%
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	247,608	158,159
(Subordinate)
3.232% 11/1/43 •	2,929,946	1,812,904
3.799% 11/1/51 •	3,175,192	1,698,728
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	4,128,533	4,035,641
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/39	230,000	235,564
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
5.00% 8/15/47	3,630,000	3,956,373
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Schedule of investments
Macquarie Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
Series A 4.00% 8/15/48	2,370,000	$ 2,394,743
Series A 5.00% 8/15/42	2,000,000	2,277,180
Series A 5.25% 8/15/48	1,620,000	1,804,453
Idaho State Building Authority Revenue
Series A 5.00% 6/1/34	1,000,000	1,176,800
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,567,353
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.466% 7/1/46 ^	3,320,000	1,124,750
Series A-1 5.974% 7/1/51 ^	7,109,000	1,765,662
(Restructured)
Series A-1 4.55% 7/1/40	875,000	878,185
Series A-1 4.75% 7/1/53	3,045,000	3,047,862
Series A-1 5.00% 7/1/58	691,000	694,117
		30,628,474
State General Obligation Bond — 0.35%
Commonwealth of Puerto Rico Revenue
(Restructured) Series A-1 4.00% 7/1/46	500,000	476,910
		476,910
Transportation Revenue Bonds — 4.01%
City of Boise, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	1,870,994
(Public Parking Facilities Project)
Series A 5.00% 9/1/46	1,000,000	1,075,350
Series A 5.00% 9/1/51	1,000,000	1,067,050
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series A-3 6.75% 1/1/46 (AMT)	1,250,000	1,508,687
		5,522,081
Water & Sewer Revenue Bonds — 2.07%
City of Boise, Idaho Water Renewal Revenue
5.00% 9/1/51	2,000,000	2,150,420
6    NQ- VF [1124] 0125 (4133320)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/43	650,000	$ 703,976
		2,854,396
Total Municipal Bonds (cost $136,633,584)		134,657,913
Total Value of Securities—97.68% (cost $136,633,584)		134,657,913

Receivables and Other Assets Net of Liabilities—2.32%		3,197,755
Net Assets Applicable to 12,886,164 Shares Outstanding—100.00%		$137,855,668
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2024, the aggregate value of Rule 144A securities was $10,479,290, which represents 7.60% of the Fund’s net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
FMC – First Mile Connectivity
SOFR01M – Secured Overnight Financing Rate 1 Month
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Schedule of investments
Macquarie Tax-Free Idaho Fund   (Unaudited)
Summary of abbreviations: (continued)
SOFR03M – Secured Overnight Financing Rate 3 Month
TDF – Term Deposit Facility
USD – US Dollar
8    NQ- VF [1124] 0125 (4133320)